PURCHASE OF NONCONTROLLING INTEREST - Assets transferred summary (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Apr. 15, 2021
Noncontrolling Interest [Line Items]
Other non-current assets		$ 31
Intangible assets, net		58,559
Assets transferred to Viking Data Centers		$ 131,979
Viking Data Centers LLC
Noncontrolling Interest [Line Items]
Construction in progress	$ 5,863
Other non-current assets	4,902
Intangible assets, net	7,020
Assets transferred to Viking Data Centers	$ 17,785